Simple agreements for future equity (Details 1) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Balance at beginning	$ 18,243,885	$ 9,321,564
Issuance of simple agreements for future equity	3,500,000	4,307,500
Change in fair value	7,377,383	4,614,821
Balance at ending	$ 29,121,268	$ 18,243,885